Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses And Other Current Assets
	December 31, 2019	December 31, 2018
Prepaid voyage costs	$338	$134
Inventories	6,281	1,004
Claims receivable	2,939	—
Other	905	757

Total prepaid expenses and other current assets	$10,463	$1,895